SCHEDULE OF DEFERRED TAXES ASSETS AND LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Deferred tax liabilities, net, beginning balance:
Accelerated tax depreciation	$ (50,383)	$ (392,986)	$ (309,198)
Allowance for the credit losses on accounts receivable	21,177	165,178	81,463
Allowance for the credit losses on amount due from related companies	36	278	1,268
Total deferred tax liabilities	(29,170)	(227,530)	(226,467)
Charged to consolidated statement of operations:
Accelerated tax depreciation			(83,788)
Allowance for the credit losses on accounts receivable			83,715
(Reversal of allowance) / Allowance for the credit losses on amount due from related company			(990)
Tax loss
Deferred tax liabilities, net, ending balance	29,170	227,530	(227,530)
Deferred tax liabilities, net, ending balance	$ (29,170)	$ (227,530)	$ 227,530